CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Balances at January 1, 2017 at Dec. 31, 2016	$ 865,224	$ 570,382	$ 437,188	$ (28,443)	$ (113,903)
Balances at January 1, 2017 at Dec. 31, 2016		68,730,731			(6,751,179)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	96,787		96,787
Other comprehensive loss	8,053			8,053
Cash dividends declared:
Common stock at $0.90 per share in 2019, $0.76 per share in 2018, and $0.68 per share in 2017	(42,128)		(42,128)
Common stock issued in connection with business combinations	$ 0
Treasury Stock, Shares, Acquired	0
Adjustments to Additional Paid in Capital, Other	$ 0	$ (99)			$ 99
Stock Issued During Period, Shares, Other					5,843
Exercise of stock options, net of shares purchased (in shares)					58,212
Exercise of stock options, net of shares purchased	75	(912)			$ 987
Restricted stock awards, net of forfeitures (in shares)					25,480
Restricted stock awards, net of forfeitures	(2,793)	(1,708)			$ (1,085)
Share-based compensation expense	5,446	$ 5,446
Ending Balances (in shares) at Dec. 31, 2017		68,730,731			(6,661,644)
Ending Balances at Dec. 31, 2017	930,664	$ 573,109	491,847	(20,390)	$ (113,902)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification			5,093	(5,093)
Net income	172,595		172,595
Other comprehensive loss	(18,925)			(18,925)
Cash dividends declared:
Common stock at $0.90 per share in 2019, $0.76 per share in 2018, and $0.68 per share in 2017	(69,521)		(69,521)
Stock Issued During Period, Shares, Acquisitions		35,551,063
Common stock issued in connection with business combinations	$ 1,043,424	$ 1,043,424
Treasury Stock, Shares, Acquired	0
Stock Options and Warrants Acquired And Converted Pursuant To Acquisition	$ 16,037	16,037
Adjustments to Additional Paid in Capital, Other	0	(1,120)			$ 1,120
Stock Issued During Period, Shares, Other					65,354
Exercise of stock options, net of shares purchased (in shares)					32,941
Exercise of stock options, net of shares purchased	284	(282)			$ 566
Restricted stock awards, net of forfeitures (in shares)					175,841
Restricted stock awards, net of forfeitures	(2,528)	(4,131)			$ 1,603
Share-based compensation expense	6,219	$ 6,219
Ending Balances (in shares) at Dec. 31, 2018		104,281,794			(6,387,508)
Ending Balances at Dec. 31, 2018	2,078,249	$ 1,633,256	600,014	(44,408)	$ (110,613)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
New Accounting Pronouncement or Change in Accounting Principle, Effect of Adoption, Quantification	3,542		2,636	906
Net income	198,075		198,075
Other comprehensive loss	56,825			56,825
Cash dividends declared:
Common stock at $0.90 per share in 2019, $0.76 per share in 2018, and $0.68 per share in 2017	(89,476)		(89,476)
Stock Issued During Period, Shares, Acquisitions					2,601,823
Common stock issued in connection with business combinations	$ 60,934	13,658			$ 47,276
Treasury Stock, Shares, Acquired	(2,753,272)				(2,753,272)
Treasury Stock, Value, Acquired, Cost Method	$ (66,218)				$ (66,218)
Adjustments to Additional Paid in Capital, Other	$ 0	(7,830)			$ 7,830
Stock Issued During Period, Shares, Other					452,134
Exercise of stock options, net of shares purchased (in shares)	24,554				20,424
Exercise of stock options, net of shares purchased	$ 90	264			$ 354
Restricted stock awards, net of forfeitures (in shares)					275,603
Restricted stock awards, net of forfeitures	(2,285)	(6,018)			$ 3,733
Share-based compensation expense	7,969	$ 7,969
Ending Balances (in shares) at Dec. 31, 2019		104,281,794			(5,790,796)
Ending Balances at Dec. 31, 2019	$ 2,247,705	$ 1,640,771	$ 711,249	$ 13,323	$ (117,638)